DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives
The following table contains information on the outstanding interest rate swaps as of December 31, 2024:

Outstanding Interest Rate Swaps (a)
Date Entered Into	Term	Notional Amount	Related Debt Facility	Fixed Rate of Swap	Bank Margin on Debt (b)	Total Effective Interest Rate (c)
April 2016	10 years	$100,000	2016 Incremental Term Loan	1.50%	1.75%	3.25%
April 2016	10 years	100,000	2016 Incremental Term Loan	1.51%	1.75%	3.26%
May 2021 (d)	7 years	200,000	2021 Incremental Term Loan	0.67%	1.65%	2.32%
April 2020 (e)	4 years	100,000	2015 Term Loan	0.78%	1.60%	2.38%
May 2020 (e)	4 years	50,000	2015 Term Loan	0.64%	1.60%	2.24%
May 2023 (e)	4 years	50,000	2015 Term Loan	3.29%	1.60%	4.89%

(a)All interest rate swaps have been designated as interest rate cash flow hedges and qualify for hedge accounting.
(b)Includes the SOFR Credit Spread Adjustment component of 0.1%.
(c)Rate is before estimated patronage payments.
(d)Matured into an active interest rate swap on February 1, 2022.
(e)On August 1, 2024, our three forward-starting interest rate swaps with a total notional amount of $200 million matured into active interest rate swaps. See Note 8 — Debt for additional information.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table demonstrates the impact, gross of tax, of our derivatives on the Consolidated Statements of Income and Comprehensive Income (Loss) for the years ended December 31, 2024, 2023 and 2022:

	Location on Statement of Income and Comprehensive Income (Loss)	2024	2023	2022
Derivatives designated as cash flow hedges:
Interest rate products	Other comprehensive (loss) income, relating to continuing operations	$21,795	$10,265	$75,006
	Interest expense, net	(28,406)	(26,311)	2,459
The following table contains details of the amounts expected to be reclassified into earnings:

Amount expected to be reclassified into earnings in next 12 months
Derivatives designated as cash flow hedges:
Interest rate products (a)	$16,414
Total estimated gain on derivatives contracts	$16,414

(a)    These reclassified amounts are expected to fully offset variable interest rate payments made to debt holders, resulting in no net impact on our earnings or cash flows.

Schedule of Notional Amounts of Outstanding Derivative Positions
The following table contains the notional amounts of the derivative financial instruments recorded in the Consolidated Balance Sheets at December 31, 2024 and 2023:

	Notional Amount
	2024	2023
Derivatives designated as cash flow hedges:
Interest rate swaps	$600,000	$850,000
Forward-starting interest rate swaps	—	200,000

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table contains the fair values of the derivative financial instruments recorded in the Consolidated Balance Sheets at December 31, 2024 and 2023. Changes in balances of derivative financial instruments are recorded as operating activities in the Consolidated Statements of Cash Flows:

		Fair Value Assets (Liabilities) (a)
	Location on Balance Sheet	2024	2023
Derivatives designated as cash flow hedges:
Interest rate swaps	Other current assets	—	$5,742
	Other assets	49,353	37,983
	Other non-current liabilities	—	(546)
Forward-starting interest rate swaps	Other assets	—	12,790
	Other non-current liabilities	—	(8)

Total derivative contracts:
Other current assets		—	$5,742
Other assets		49,353	50,773
Total derivative assets		$49,353	$56,515

Other non-current liabilities		—	(554)
Total derivative liabilities		—	($554)

(a)See Note 10 — Fair Value Measurements for further information on the fair value of our derivatives including their classification within the fair value hierarchy.